CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 708,627,396	$ 101,332,370	¥ 91,731,395	¥ 39,133,539
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Provision for/ (Reversal of) expected credit loss for receivables and other assets	2,121,648	303,392	(18,615,779)	24,653,548
Impairment loss from other assets	54,276,250	7,761,401	1,570,020	5,799,642
Depreciation and amortization	50,698,734	7,249,823	22,506,444	13,915,526
Amortization of right-of-use assets	16,120,422	2,305,190	32,958,949	27,357,349
Loss on disposal of property and equipment	982,761	140,533	690,098	2,568,274
Share-based compensation expense			2,257,795	4,935,782
Losses/(Income) from equity method investments	18,937,550	2,708,034	4,048,792	(3,207,384)
Unrealized investment income of short-term investments and structured deposits	(66,880,381)	(9,563,767)	(128,094,346)	(13,304,022)
Investment losses of long-term investments	6,218,420	889,222	131,604,073	13,502,789
Investment income of derivative instruments	(188,710,582)	(26,985,254)	(19,457,360)	(153,834,938)
Foreign exchange loss/(gain), net	46,304,828	6,621,502	(20,658,172)	2,931,704
Changes in operating assets and liabilities:
Accounts receivables	29,198,954	4,175,395	(8,468,158)	(26,082,307)
Deferred tax assets and liabilities				(2,117,892)
Other current and non-current assets	31,168,387	4,457,020	(47,282,039)	395,362,790
Operating lease liabilities	(13,668,558)	(1,954,578)	(30,645,878)	(25,839,863)
Other current and non-current liabilities	(8,337,623)	(1,192,265)	(125,146,062)	46,245,024
Net cash provided by/(used in) operating activities	687,058,206	98,248,018	(111,000,228)	352,019,561
Cash flows from investing activities:
Proceeds from redemption of short-term investments and time and structured deposits	14,556,046,559	2,081,486,974	10,556,981,319	22,690,772,623
Proceeds from redemption of long-term investments			1,132,210	15,861,577
Principal collection of secured lending	45,899,180	6,563,495	236,539,876	11,775,050
Principal collection of finance lease receivables				5,953,915
Payments to originate secured lending			(242,436,280)	(100,000,000)
Proceeds from disposal of long-term assets	174,503,728	24,953,701	975,009	4,698,769
Purchases of short-term investments and time and structured deposits	(14,160,308,769)	(2,024,897,223)	(11,345,027,121)	(19,193,774,685)
Purchases of property and equipment, intangible assets and land use right	(116,616,188)	(16,675,893)	(317,998,577)	(565,028,199)
Purchase of long-term investment				(22,910,000)
Purchase of equity method investment			(14,000,000)
Collection/(Payments) of deposits related to derivative instruments	345,913,575	49,464,983	(1,250,533,516)	1,048,095,123
Film investment as passive investor			30,000,000
Net cash provided by/ (used in) investing activities	845,438,085	120,896,037	(2,344,367,080)	3,895,444,173
Cash flows from financing activities:
Proceeds from capital injection	100,000	14,300
Proceeds from short-term borrowings	1,576,000,000	225,365,003	720,000,000
Proceeds from exercise of share options				213
Repayment of borrowings	(720,000,000)	(102,958,631)		(145,311,721)
Repurchase of ordinary shares	(300,505,804)	(42,971,758)	(533,156,442)	(420,660,053)
Net cash (used in)/provide by financing activities	555,594,196	79,448,914	186,843,558	(565,971,561)
Effect of exchange rate changes	(76,554,891)	(10,947,204)	46,243,392	12,538,338
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	2,011,535,596	287,645,765	(2,222,280,358)	3,694,030,511
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	5,044,498,144	721,353,640	7,266,778,502	3,572,747,991
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	7,056,033,740	1,008,999,405	5,044,498,144	7,266,778,502
Reconciliation of cash and cash equivalents, and restricted cash and cash equivalents to the consolidated balance sheets
Cash and cash equivalents	5,532,375,615		4,263,311,636	7,207,343,478
Restricted cash and cash equivalents	1,523,658,125		781,186,508	59,435,024
Total cash and cash equivalents, and restricted cash and cash equivalents	7,056,033,740		5,044,498,144	7,266,778,502
Supplemental disclosures of cash flow information:
Income taxes paid	5,791,999	828,245	¥ 144,224,535	¥ 43,369,793
Interest expense paid	¥ 32,227,052	$ 4,608,405